Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	$ 27,606		$ 47,198
Total Gains (Losses)	(2,136)		(2,861)
Loans Held For Sale [Member] | Fair Value, Inputs, Level 1 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	0		0
Loans Held For Sale [Member] | Fair Value, Inputs, Level 2 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	1,502		2,584
Loans Held For Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	0		0
Loans Held For Sale [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	1,502		2,584
Total Gains (Losses)	21		15
Mortgage Servicing Rights [Member] | Fair Value, Inputs, Level 1 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	0		0
Mortgage Servicing Rights [Member] | Fair Value, Inputs, Level 2 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	1,708		1,732
Mortgage Servicing Rights [Member] | Fair Value, Inputs, Level 3 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	0		0
Mortgage Servicing Rights [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	1,708		1,732
Total Gains (Losses)	0		0
Loans Receivable [Member] | Fair Value, Inputs, Level 1 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	0	[1]	0	[1]
Loans Receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	17,498	[1]	32,287	[1]
Loans Receivable [Member] | Fair Value, Inputs, Level 3 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	0	[1]	0	[1]
Loans Receivable [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	17,498	[1]	32,287	[1]
Total Gains (Losses)	(1,728)	[1]	(2,307)	[1]
Real estate, net [Member] | Fair Value, Inputs, Level 1 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	0	[2]	0	[2]
Real estate, net [Member] | Fair Value, Inputs, Level 2 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	6,898	[2]	10,595	[2]
Real estate, net [Member] | Fair Value, Inputs, Level 3 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	0	[2]	0	[2]
Real estate, net [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	6,898	[2]	10,595	[2]
Total Gains (Losses)	(429)	[2]	(569)	[2]
Fair Value, Inputs, Level 1 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	0		0
Fair Value, Inputs, Level 2 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	27,606		47,198
Fair Value, Inputs, Level 3 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Assets Measured at Fair Value on a Nonrecurring Basis	$ 0		$ 0

[1]	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
[2]	Represents the fair value and related losses of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.